Leases (Tables)	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Lease	Balance sheet information related to ROU assets and lease liabilities are as follows:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Operating lease right-of-use assets	$2,574,601	$2,504,303
Operating lease right-of-use assets- accumulated amortization	(1,133,008)	(845,006)
Operating lease right-of-use assets, net	$1,441,593	$1,659,297

Operating lease liabilities, current	$517,985	$506,061
Operating lease liabilities, non-current	961,965	1,184,056
Total operating lease liabilities	$1,479,950	$1,690,117
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Finance lease right-of-use assets	$23,077	$22,429
Finance lease right-of-use assets- accumulated amortization	(7,162)	(4,641)
Finance lease right-of-use assets, net	$15,915	$17,788

Finance lease liabilities, current	$4,682	$4,454
Finance lease liabilities, non-current	11,739	13,709
Total finance lease liabilities	$16,421	$18,163

The weighted average remaining lease terms and discount rates for the operating lease as of September 30, 2024 and March 31, 2024 are as follows:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	2.83	3.24
Finance lease	3.39	3.89
Weighted average discount rate
Operating lease	4.74%	4.72%
Finance lease	4.30%	4.30%
The components of lease expense for the six months ended September 30, 2024 and 2023 are as follows:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease:
Operating lease expense	$293,719	$295,768
Short-term lease expense	22,314	4,290
Total operating lease expenses	316,033	300,058
Finance leases:
Amortization expense	2,326	-
Interest expense	372	-
Total finance lease expenses	2,698	-
Total lease expenses	$318,731	$300,058

Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases	The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of September 30, 2024:
	Operating lease	Finance lease
Twelve months ending September 30,
2025	$294,148	$2,648
2026	551,533	5,296
2027	517,393	5,296
2028	215,580	4,414
Total lease payments	1,578,654	17,654
Less: imputed interest	(98,704)	(1,233)
Total lease liabilities	$1,479,950	$16,421